Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
At cost
Land	$ 4,485	$ 3,514
Buildings and leasehold improvements	188,738	166,928
Plant and machinery	33,557	25,989
Electronic equipment, furniture and fixtures	87,175	70,727
Motor vehicles	2,244	2,112
Total	316,199	269,270
Less: Accumulated depreciation	(95,377)	(73,177)
Property, Plant, and Equipment, Fair Value Disclosure, Total	220,822	196,093
Construction in progress	17,130	11,543
Net book value	$ 237,952	$ 207,636